Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES:
Net income	$ 1,232	$ 1,511	$ 1,188
Adjustments to reconcile to net cash provided by operations:
Depreciation and amortization	714	621	578
Cash provided (used) by changes in current assets and liabilities:
Accounts and notes receivable	19	(92)	(33)
Inventories	7	56	(67)
Other current assets and deferred charges	25	(7)	35
Accounts payable	(89)	138	35
Accrued liabilities	(8)	60	105
Affiliates accounts receivable and payable - net	49	(97)	81
Other, including changes in noncurrent assets and liabilities	69	100	0
Net cash provided by operating activities	2,018	2,290	1,922
FINANCING ACTIVITIES:
Proceeds from long-term debt	2,639	1,596	5,029
Payments of long-term debt	(1,440)	(1,184)	(1,203)
Payment of debt issuance costs	(12)	(16)	(66)
Proceeds from sales of common units	2,559	0	806
General partner contributions	93	31	29
Dividends paid to noncontrolling interests	0	0	(18)
Distributions to limited partners and general partner	(1,440)	(1,124)	(660)
Excess of purchase price over contributed basis of business or investment	0	(123)	(244)
Distributions to The Williams Companies, Inc. - net	(17)	(99)	(251)
Other - net	30	1	(4)
Net cash provided (used) by financing activities	2,412	(918)	3,418
INVESTING ACTIVITIES:
Purchase of businesses and investments from affiliates	(25)	(174)	(3,884)
Property, plant and equipment:
Capital expenditures	(2,112)	(1,005)	(844)
Net proceeds from dispositions	22	5	64
Purchases of businesses	(2,049)	(41)	(150)
Purchases of and contributions to equity method investments	(471)	(197)	(476)
Purchase of ARO trust investments	(34)	(41)	(47)
Proceeds from sale of ARO trust investments	43	56	31
Other - net	53	1	0
Net cash used by investing activities	(4,573)	(1,396)	(5,306)
Increase (decrease) in cash and cash equivalents	(143)	(24)	34
Cash and cash equivalents at beginning of period	163	187	153
Cash and cash equivalents at end of period	$ 20	$ 163	$ 187